Business Combinations - Summary of Preliminary Purchase Consideration (Parenthetical) (Detail)			3 Months Ended
	Oct. 14, 2019 USD ($) EarnoutPayment	Jul. 11, 2019 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Feb. 10, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 13, 2019 USD ($)
Hawk Parent Holdings LLC
Business Acquisition [Line Items]
Number of shares issued | shares		22,045,297
Business combination price per share | $ / shares		$ 10.00
Earn-out units received | shares		7,500,000
Tax receivable agreement liability		$ 65,537,761
TriSource Solutions, LLC | Maximum
Business Acquisition [Line Items]
Contingent earn-out right to be received						$ 5,000,000
APS Payments
Business Acquisition [Line Items]
Number of cash earn-out payments | EarnoutPayment	3
Contingent earn-out right to be received			$ 18,600,000
Contingent earn-out measurement period adjustment amount			$ (6,600,000)
Business combination, earnout preliminary valuation amount					$ 12,000,000
APS Payments | Maximum
Business Acquisition [Line Items]
Contingent earn-out right to be received	$ 30,000,000
Ventanex | Maximum
Business Acquisition [Line Items]
Contingent earn-out right to be received				$ 14,000,000
Tax Receivable Agreement | Hawk Parent Holdings LLC
Business Acquisition [Line Items]
Tax receivable agreement liability		$ 65,500,000